INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,832	$ 2,352
Marketable securities	955	622
Receivables, prepayments and other assets	1,232	1,487
Inventories	1,504	1,339
Total current assets	5,523	5,800
Noncurrent assets:
Property, plant and equipment, net	10,789	10,596
Goodwill and intangible assets, net	381	363
Marketable securities	516	372
Other noncurrent financial assets	113	137
Deferred tax assets	245	292
Receivables, prepayments and other assets	248	281
Total noncurrent assets	12,292	12,041
Total assets	17,815	17,841
Current liabilities:
Trade payables and other current liabilities	2,320	2,849
Provisions	45	102
Current portion of deferred income from government grants	143	110
Current portion of lease obligations	61	75
Current portion of long-term debt	221	223
Total current liabilities	2,790	3,359
Noncurrent liabilities
Noncurrent portion of long-term debt	2,208	2,288
Noncurrent portion of deferred income from government grants	291	294
Provisions	198	196
Noncurrent portion of lease obligations	293	270
Other noncurrent liabilities	1,461	1,474
Total noncurrent liabilities	4,451	4,522
Total liabilities	7,241	7,881
Equity:
Share capital	11	11
Additional paid-in capital	23,968	23,831
Accumulated deficit	(13,527)	(14,021)
Accumulated other comprehensive income	77	92
Equity attributable to the shareholders of GLOBALFOUNDRIES INC.	10,529	9,913
Non-controlling interest	45	47
Total equity	10,574	9,960
Total liabilities and equity	$ 17,815	$ 17,841